Shareholders' capital	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Shareholders' capital
Shareholders’ capital

(a)	Common shares
Number of common shares

	Six months ended June 30
	2020	2019
Common shares, beginning of period	524,223,323	488,851,433
Public offering	8,664,563	509,431
Dividend reinvestment plan	1,911,697	3,225,749
Exercise of share-based awards (b)	1,344,375	886,931
Conversion of convertible debentures	1,509	11,883
Common shares, end of period	536,145,467	493,485,427
On May 15, 2020, APUC re-established its at-the-market equity program ("ATM program") that allows the Company to issue up to $500,000 of common shares from treasury to the public from time to time, at the Company's discretion, at the prevailing market price when issued on the TSX, the NYSE, or any other existing trading market for the common shares of the Company in Canada or the United States. During the quarter, the Company issued 8,664,563 common shares under the ATM program at an average price of $13.92 per common share for gross proceeds of $120,634 ($119,126 net of commissions). Other related costs, primarily related to the re-establishment of the ATM program, were $761.
Since the initial launch of the ATM program in February 2019, the Company has issued an aggregate of 10,421,362 common shares under the ATM program at an average price of $13.69 per share for gross proceeds of $142,668 ($140,830 net of commissions). Other related costs, primarily related to the establishment and re-establishment, as applicable, of the ATM program, were $2,883.
Subsequent to quarter end, on July 17, 2020, APUC issued 57,465,500 common shares at $12.60 (C$17.10) per share pursuant to agreements with a syndicate of underwriters and an institutional investor for gross proceeds of $723,926 (C$982,660) before issuance costs of $24,294 (C$32,977). Forward contracts were used to manage the Canadian dollar risk (note 21(b)(iv)).

(b)	Share-based compensation
For the three and six months ended June 30, 2020, APUC recorded $9,997 and $11,640 (2019 - $2,566 and $4,473) in total share-based compensation expense. The compensation expense is recorded as part of administrative expenses in the unaudited interim consolidated statements of operations, except for $6,952 related to management succession and executive retirement expenses discussed below which was recorded in other net losses (note 16(b)). The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As of June 30, 2020, total unrecognized compensation costs related to non-vested options and PSUs were $1,639 and $13,482, respectively, and are expected to be recognized over a period of 1.08 and 1.37 years, respectively.
Management succession and executive retirements:
On February 5, 2020, the Company announced succession plans for the role of Chief Executive Officer (‘CEO”) and the retirements of the Chief Financial Officer (“CFO”) and Vice Chair in 2020 and 2021 respectively. In order to facilitate an orderly and planned transition, the Company entered into Retirement Agreements with Messrs. Robertson, Bronicheski, and Jarratt. Mr. Robertson retired subsequent to quarter end on July 17, 2020. The Retirement Agreements with Messrs. Bronicheski and Jarratt provide that they will retire on September 18, 2020 and a date subsequent to February 10, 2021 respectively.
Retirement restricted share units (“RSUs”) are being granted to Messrs. Robertson, Jarratt and Bronicheski. The retirement RSUs vest on each executive’s respective retirement date and settle at various times between the first and fifth anniversary of the day of grant. The compensation cost is recorded over the period from the effective date of the retirement agreement to the retirement date. For the three and six months ended June 30, 2020, the Company recorded compensation cost of $3,049 in other net losses.

10.	Shareholders’ capital (continued)

(b)	Share-based compensation (continued)
All unvested PSUs held by an executive will remain outstanding. All options held by an executive will continue to vest and be exercisable as if the executive were still employed until such Options otherwise expire in accordance with their terms and conditions. The fair value of these PSUs and options is being recognized over their vesting period. As a result of the retirement agreement the recognition of the compensation cost is accelerated and recorded over the period from the effective date of the retirement agreement to the retirement date. For the three and six months ended June 30, 2020, the Company recorded accelerated compensation expense of $2,940 in other net losses.
For the three and six months ended June 30, 2020, the Company recorded other succession and retirement expense of $963 in other net losses.
Share option plan:
During the six months ended June 30, 2020, the Board of directors of the Company (the "Board") approved the grant of 948,347 options to executives of the Company. The options allow for the purchase of common shares at a weighted average price of C$16.70, the market price of the underlying common share at the date of grant. One-third of the options vest on each of December 31, 2020, 2021, and 2022. The options may be exercised up to eight years following the date of grant.
The following assumptions were used in determining the fair value of share options granted:

	2020
Risk-free interest rate	1.2%
Expected volatility	24%
Expected dividend yield	4.1%
Expected life	5.50 years
Weighted average grant date fair value per option	C$	2.75

During the six months ended June 30, 2020, 2,386,275 share options were exercised at a weighted average price of C$12.52 in exchange for 748,786 common shares issued from treasury, and 1,637,489 options settled at their cash value as payment for the exercise price and tax withholdings related to the exercise of the options.
Performance and restricted share units:
During the six months ended June 30, 2020, a total of 775,340 performance share units ("PSUs"), RSUs and retirement RSUs discussed above were granted to executives of the Company. The awards vest based on the terms of each agreement ranging from July 2020 to January 2023. Subsequent to quarter end, 321,752 PSUs were granted to employees of the Company. The PSUs vest on January 1, 2023. During the six months ended June 30, 2020, the Company settled 825,859 PSUs in exchange for 441,342 common shares issued from treasury, and 384,517 PSUs were settled at their cash value as payment for tax withholdings related to the settlement of the PSUs.
During the quarter, 116,921 bonus deferral RSUs were granted to employees of the Company. The RSUs are 100% vested. In addition, the Company settled 13,778 bonus deferral RSUs in exchange for 6,401 common shares issued from treasury, and 7,377 RSUs were settled at their cash value as payment for tax withholdings related to the settlement of the RSUs.
Directors' deferred share units:
During the six months ended June 30, 2020, 21,343 deferred share units ("DSUs") were issued pursuant to the election of the Directors to defer a percentage of their Directors' fee in the form of DSUs.